COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Commitments

On March 21, 2023, Titan Trucking entered into a consulting agreement (the “March 2023 Agreement”) with a consultant for consulting services related to the consolidated waste industry. As consideration, the Company agreed to pay the consultant a monthly fee of $10,000 through the course of the three-year term of the agreement. Upon reaching the maturity, both parties may agree to an optional one-year term extension. Additionally, the Company agreed to pay the consultant a success fee equal to: (1) one percent (1%) of the purchase price paid by the Company to acquire an enterprise engaged in the business of hauling, transportation, waste brokerage, and recycling, (2) two percent (2%) of the purchase price paid by the Company for all stand-alone landfills and transfer stations, (3) one percent (1%) of the revenue received by the Company, for a twelve month period commencing upon execution, for all municipal or large commercial contracts, and 4) one and twenty-five hundredths percent (1.25%) of the purchase price received by the Company for transfer stations associated with a professionally recognized hauling company. As of June 30, 2024 there is an accounts payable balance of $220,000. During the three and six months ended June 30, 2024, the Company recognized expenses of $30,000 and $130,000, respectively.

On May 20, 2023, the Company entered into a management consulting agreement (the “May 2023 Agreement”) with a related party consultant. The consultant agreed to assist the Company identify acquisition and merger targets, as well provide other merger and acquisition related services, such as due diligence services, and services related the integration of acquisition targets. The May 2023 Agreement has a term of two years, and its term shall automatically be extended by additional one-year term extensions unless the agreement is terminated by either party prior to the end of the current term. As consideration, the Company agreed to pay a monthly retainer of $19,950 and an acquisition bonus on any acquisition by the Company of a third-party business. The acquisition bonus will be calculated as equal to: (1) two and ninety-five hundredths percent (2.95%) of the first $50,000,000 of consideration paid for the acquisition, (2) one and seventy-five hundredths percent (1.75%) of the next $150,000,000 of consideration paid for the acquisition, and (3) one and twenty-five hundredths percent (1.25%) of the consideration paid for the acquisition over the first $200,000,000 paid. The Company recognized related party consulting expense of $119,700 during the six months ended June 30, 2024 due to the May 2023 Agreement. As of June 30, 2024 and December 31, 2023, the Company had a related party accounts payable balance of $518,461 and $99,750, respectively, due to the May 2023 Agreement. As of June 30, 2024 and December 31, 2023, the Company also had a related party accounts payable balance of $192,794 and $30,767, respectively, due to expenses paid by the consultant on behalf of the Company.

In conjunction with the acquisition of Standard (Note 3 – Business Combinations), the Company engaged the Sellers for consulting services in the period following the Standard Acquisition. Dominic Campo and Sharon Campo each signed a consulting agreement (the “Standard Consulting Agreements”) with the Company. The first consulting agreement commences on June 1, 2024 and has a term of five years. In exchange for consulting services provided, the consultant is to receive a monthly retainer of $23,333. In the event that the consultant meets their demise during the term of the agreement, the retainer shall be reduced to $11,667 per month. The second consulting agreement commenced on June 4, 2024 and has a term of five years. In exchange for consulting services provided, the consultant is to receive a monthly retainer of $10,417. For the three and six months ended June 30, 2024, the Company incurred $33,750 of consulting expenses under these agreements.

Contingencies

From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. Currently, there is no litigation pending against the Company that could materially affect the Company other than as follows:

In July 2022, a complaint was filed against Titan Trucking in the Circuit Court for Macomb County, Michigan for breach of contract. In the complaint, the plaintiff alleges that Titan Trucking has breached a contractual agreement between Titan Trucking and the plaintiff pertaining to the transport of certain non-hazardous solid waste or recyclables from plaintiff’s transfer station to the locations identified in the contract. The complaint seeks unspecified damages, attorney and expert fees and other unspecified litigation costs. Titan Trucking has denied the claims of the plaintiff, and in May 2023, Titan Trucking filed amended counterclaims against the plaintiff alleging that plaintiff breached the contractual agreement by preventing Titan Trucking’s performance of its obligations under the agreement by failing to, among things, provide the necessary volumes of materials for shipment and the personnel sufficient to permit Titan Trucking to provide its services and by failing to pay certain invoices and to reimburse Titan Trucking for equipment damaged by plaintiff’s employees and for overweight trailer tickets. This matter is presently set on the court’s non-jury trial docket. As of June 30, 2024 and December 31, 2023, no accruals for loss contingencies have been recorded as the outcome of this litigation is neither probable nor reasonably estimable.

In July 2023, a complaint was filed against us and Ajay Sikka, a director of our company and our former chief executive officer, in the Circuit Court of the Nineteenth Judicial Circuit, Lake County, Illinois titled Alta Waterford, LLC v. TraQiQ, Inc. and Ajay Sikka (Case No. 23LA00000476) for breach of contract. In the complaint, the plaintiff alleges that we breached contracts for the payment of compensation for investor relations and web development and copyright services allegedly provided by the plaintiff, which payment obligation was personally guaranteed by Mr. Sikka.

The complaint seeks damages in the amount of $324,000, attorney fees and other unspecified litigation costs. The Company answered the complaint, denying all of the basic allegations, and the plaintiff then moved to strike the Company’s answer. In December 2023, the parties entered an agreement pursuant to which the plaintiff agreed to produce all of the documents supporting its claim that it performed services under the contracts, and the Company agreed to serve and file an amended answer within 21 days after receipt of their documents. Since that time, the plaintiff produced its documents and the Company filed its amended answer.

In May 2024, the Court signed a new order with an updated schedule. Consistent with that new order, the Company still anticipates conducting deposition discovery in the weeks and months ahead, but the matter is now scheduled for a bench trial in Illinois (no jury) in May 2025. As of June 30, 2024 and December 31, 2023, no accruals for loss contingencies have been recorded as the outcome of this litigation is neither probable nor reasonably estimable.

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Commitments

On March 1, 2023, Titan Trucking entered into a consulting agreement (the “March 2023 Agreement”) with a consultant for consulting services related to the consolidated waste industry. As consideration, the Company agreed to pay the consultant a monthly fee of $10,000 through the course of the three-year term of the agreement. Upon reaching the maturity, both parties may agree to an optional one-year term extension. Additionally, the Company agreed to pay the consultant a success fee equal to: 1) one percent (1%) of the purchase price paid by the Company to acquire an enterprise engaged in the business of hauling, transportation, waste brokerage, and recycling, 2) two percent (2%) of the purchase price paid by the Company for all stand-alone landfills and transfer stations, 3) one percent (1%) of the revenue received by the Company, for a twelve month period commencing upon execution, for all municipal or large commercial contracts, and 4) one and twenty-five hundredths percent (1.25%) of the purchase price received by the Company for transfer stations associated with a professionally recognized hauling company.

On May 20, 2023, the Company entered into a management consulting agreement (the “May 2023 Agreement”) with a related party consultant. The consultant agreed to assist the Company identify acquisition and merger targets, as well provide other merger and acquisition related services, such as due diligence services, and services related the integration of acquisition targets. The May 2023 Agreement has a term of two years, and its term shall automatically be extended by additional one-year term extensions unless the agreement is terminated by either party prior to the end of the current term. As consideration, the Company agreed to pay a monthly retainer of $19,950 and an acquisition bonus on any acquisition by the Company of a third-party business. The acquisition bonus shall be calculated as equal to: 1) two and ninety-five hundredths percent (2.95%) of the first $50,000,000 of consideration paid for the acquisition, 2) one and seventy-five hundredths percent (1.75%) of the next $150,000,000 of consideration paid for the acquisition, and 3) one and twenty-five hundredths percent (1.25%) of the consideration paid for the acquisition over the first $200,000,000 paid. The Company recognized related party consulting expense of $159,600 during the year ended December 31, 2023 due to the May 2023 Agreement. As of December 31, 2023, the Company had a related party accounts payable balance of $99,750 due to the May 2023 Agreement. The Company also had a related party accounts payable balance of $30,767 due to expenses paid by the consultant on behalf of the Company.

Contingencies

From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. Currently, there is no litigation pending against our company that could materially affect our company other than as follows:

In July 2022, a complaint was filed against Titan Trucking in the Circuit Court for Macomb County, Michigan for breach of contract. In the complaint, the plaintiff alleges that Titan Trucking has breached a contractual agreement between Titan Trucking and the plaintiff pertaining to the transport of certain non-hazardous solid waste or recyclables from plaintiff’s transfer station to the locations identified in the contract. The complaint seeks unspecified damages, attorney and expert fees and other unspecified litigation costs. Titan Trucking has denied the claims of the plaintiff, and in May 2023, Titan Trucking filed amended counterclaims against the plaintiff alleging that plaintiff breached the contractual agreement by preventing Titan Trucking’s performance of its obligations under the agreement by failing to, among things, provide the necessary volumes of materials for shipment and the personnel sufficient to permit Titan Trucking to provide its services and by failing to pay certain invoices and to reimburse Titan Trucking for equipment damaged by plaintiff’s employees and for overweight trailer tickets. This matter is presently set on the court’s non-jury trial docket. As of December 31, 2023, no accruals for loss contingencies have been recorded as the outcome of this litigation is neither probable nor reasonably estimable.

In July 2023, a complaint was filed against the Company and Sikka in the Circuit Court of the Nineteenth Judicial Circuit, Lake County, Illinois for breach of contract. In the complaint, the plaintiff alleges that the Company breached contracts for the payment of compensation for investor relations and web development and copyright services allegedly provided by the plaintiff, which payment obligation was personally guaranteed by Sikka. The complaint seeks damages in the amount of $324,000, attorney fees and other unspecified litigation costs. The Company answered the complaint, denying all of the basic allegations, and the plaintiff then moved to strike the Company’s answer. In December 2023, the parties entered an agreement pursuant to which the plaintiff agreed to produce all of the documents supporting its claim that it performed services under the contracts, and the Company agreed to serve and file an amended answer within 21 days after receipt of their documents.  Since that time, the plaintiff produced its documents and the Company filed its amended answer.  The Company anticipates conducting deposition discovery in the weeks and months ahead, and the matter is scheduled for trial in Illinois in September 2024. As of December 31, 2023, no accruals for loss contingencies have been recorded as the outcome of this litigation is neither probable nor reasonably estimable.